Subsequent Events (Details) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended
	Mar. 02, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jan. 19, 2021 director $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)				$ 0.001	$ 0.001
Subsequent Event
Subsequent Event [Line Items]
Common stock issued for warrants exercised (in shares) | shares	2,300,000	2,260,875
Proceeds from warrant exercised | $	$ 9.6	$ 9.5
Subsequent Event | ReShape Lifesciences
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.001
Subsequent Event | ReShape Lifesciences | Series B Preferred Stock
Subsequent Event [Line Items]
Preferred stock, par value			0.01
Merger Agreement | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.001
Outstanding shares owned by the holders of such ReShape Shares (as a percent)			51.00%
Number of director compromising directorship | director			5
Merger Agreement | Subsequent Event | Series C Preferred Stock
Subsequent Event [Line Items]
Preferred stock, par value			$ 0.01